Description of Business (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jun. 06, 2018	May 30, 2017	May 17, 2017
Warrant price per share	$ 10.185
Total proceeds held in the trust account	$ 231,800
Initial Public Offering [Member]
Number of shares sold in transaction			21,000,000
Proceeds from issuance initial public offering			$ 210,000
Private Placement [Member] | Warrant [Member]
Number of warrant issued			11,850,000
Warrant price per share			$ 0.50
Proceeds from warrant issuance			$ 5,900
Over-Allotment Option [Member]
Total proceeds held in the trust account		$ 229,200
Over-Allotment Option [Member] | Warrant [Member]
Number of shares sold in transaction		1,921,700
Number of warrant issued		768,680
Warrant price per share		$ 0.50
Unit price		$ 10.00
Total proceeds from exercise of over-allotment option		$ 19,600